Share Based Compensation - Additional Information (Detail) $ in Millions		12 Months Ended
	Oct. 19, 2021 CAD ($)	Mar. 31, 2022 shares $ / shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 CAD ($)
Statement [Line Items]
Number of share options exercised in share-based payment arrangement | shares			0
Deferred Share Units [Member]
Statement [Line Items]
Number of outstanding share options | shares		54,558	54,558
Weighted average share price | $ / shares		$ 9.54
Administrative And Selling Expenses [Member]
Statement [Line Items]
Expense from share-based payment transactions | $			$ 0.7	$ 14.1
Longterm Incentive Plan [Member]
Statement [Line Items]
Increase (decrease) through share-based payment transactions, equity | $	$ 8.8